Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
Percentage of effective tax rate	21.00%	21.00%
Statutory federal income tax rate	16.00%	19.00%
Deferred tax liability not recognized with respect to Federal base year reserve	$ 1,518,000	$ 1,518,000
Deferred tax liability, unrecognized, federal base year reserve	$ 319,000	$ 319,000